CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Interest paid	$ 417	$ 414	$ 458
Income taxes paid (refund), classified as operating activities	64	97	95
Discontinued operations
Operating activities
Interest paid	6	2
Income taxes paid (refund), classified as operating activities	$ 15	$ 8	$ 8